Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	$ 200.9	$ 34.7	$ 139.3
Cash flows from investing activities:
Intercompany investing transactions	0	0	0
Acquisitions of businesses, net of cash acquired	(44.4)	(113.3)	(168.5)
Capital expenditures	(45.3)	(51.8)	(42.5)
Proceeds from sale of building	0.2	3.0	1.8
Payments For Proceeds From Other Investing Activities	0	(1.2)	0
Net cash used in investing activities	(89.5)	(160.9)	(209.2)
Cash flows from financing activities:
Intercompany financing transactions	0	0	0
Proceeds from debt	436.5	1,424.1	545.1
Repayment of debt	(546.7)	(1,287.0)	(460.8)
Other financing activities, net	(7.7)	(38.8)	6.0
Net cash provided by (used in) financing activities	(117.9)	98.3	90.3
Effect of exchange rate changes on cash	2.3	3.1	2.1
Net (decrease) increase in cash and cash equivalents	(4.2)	(24.8)	22.5
Cash and cash equivalents beginning of period	139.8	164.6	142.1
Cash and cash equivalents end of period	135.6	139.8	164.6
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	(144.6)	(178.7)	(164.3)
Cash flows from investing activities:
Intercompany investing transactions	268.6	114.5	198.0
Acquisitions of businesses, net of cash acquired	0	0	(28.9)
Capital expenditures	0	0	0
Proceeds from sale of building	0	0	0
Payments For Proceeds From Other Investing Activities		0
Net cash used in investing activities	268.6	114.5	169.1
Cash flows from financing activities:
Intercompany financing transactions	0	0	0
Proceeds from debt	371.1	1,321.7	440.9
Repayment of debt	(489.2)	(1,212.4)	(458.8)
Other financing activities, net	(7.1)	(43.9)	12.7
Net cash provided by (used in) financing activities	(125.2)	65.4	(5.2)
Effect of exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	(1.2)	1.2	(0.4)
Cash and cash equivalents beginning of period	1.2	0	0.4
Cash and cash equivalents end of period	0	1.2	0
Subsidiary Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	31.4	93.3	192.0
Cash flows from investing activities:
Intercompany investing transactions	288.9	37.7	107.5
Acquisitions of businesses, net of cash acquired	(32.5)	(11.2)	(62.2)
Capital expenditures	(20.3)	(35.5)	(28.5)
Proceeds from sale of building	0.2	3.0	0
Payments For Proceeds From Other Investing Activities		(1.2)
Net cash used in investing activities	236.3	(4.8)	16.8
Cash flows from financing activities:
Intercompany financing transactions	(268.6)	(114.5)	(198.0)
Proceeds from debt	0	0	0
Repayment of debt	0	(0.2)	(0.3)
Other financing activities, net	0.1	(0.7)	9.2
Net cash provided by (used in) financing activities	(268.5)	(115.4)	(189.1)
Effect of exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	(0.8)	(26.9)	19.7
Cash and cash equivalents beginning of period	3.3	30.2	10.5
Cash and cash equivalents end of period	2.5	3.3	30.2
Non-Guarantor Subsidiaries [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	314.1	120.1	111.6
Cash flows from investing activities:
Intercompany investing transactions	0	0	0
Acquisitions of businesses, net of cash acquired	(11.9)	(102.1)	(77.4)
Capital expenditures	(25.0)	(16.3)	(14.0)
Proceeds from sale of building	0	0	1.8
Payments For Proceeds From Other Investing Activities		0
Net cash used in investing activities	(36.9)	(118.4)	(89.6)
Cash flows from financing activities:
Intercompany financing transactions	(288.9)	(37.7)	(107.5)
Proceeds from debt	65.4	102.4	104.2
Repayment of debt	(57.5)	(74.4)	(1.7)
Other financing activities, net	(0.7)	5.8	(15.9)
Net cash provided by (used in) financing activities	(281.7)	(3.9)	(20.9)
Effect of exchange rate changes on cash	2.3	3.1	2.1
Net (decrease) increase in cash and cash equivalents	(2.2)	0.9	3.2
Cash and cash equivalents beginning of period	135.3	134.4	131.2
Cash and cash equivalents end of period	133.1	135.3	134.4
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	0	0	0
Cash flows from investing activities:
Intercompany investing transactions	(557.5)	(152.2)	(305.5)
Acquisitions of businesses, net of cash acquired	0	0	0
Capital expenditures	0	0	0
Proceeds from sale of building	0	0	0
Payments For Proceeds From Other Investing Activities		0
Net cash used in investing activities	(557.5)	(152.2)	(305.5)
Cash flows from financing activities:
Intercompany financing transactions	557.5	152.2	305.5
Proceeds from debt	0	0	0
Repayment of debt	0	0	0
Other financing activities, net	0	0	0
Net cash provided by (used in) financing activities	557.5	152.2	305.5
Effect of exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents beginning of period	0	0	0
Cash and cash equivalents end of period	$ 0	$ 0	$ 0